BUSINESS ACQUISITIONS AND DISPOSALS - Liabilities and indemnification assets in respect to deferred payments (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Aug. 31, 2018	Feb. 28, 2018	Jan. 31, 2018
Kulturnaya Sluzhba LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Deferred payment per agreement	₽ 78			₽ 78
Provision for tax liabilities related to the pre-acquisition period	(49)			(134)
Liability on deferred payment	(29)
Indemnification asset				₽ 56
MDTZK LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Deferred payment per agreement	60		₽ 60
Provision for tax liabilities related to the pre-acquisition period	(67)		(125)
Indemnification asset	7		₽ 65
ProgTech
BUSINESS ACQUISITIONS AND DISPOSALS
Deferred payment per agreement	32	₽ 32
Provision for tax liabilities related to the pre-acquisition period	(29)	(29)
Liability on deferred payment	₽ (3)	₽ (3)